Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2017 and 2016 consist of the following:

	2017	2016
	(in millions)
Raw materials	$1,278	$1,185
Work-in-process	601	757
Finished goods	4,401	3,667
Total Inventories	$6,280	$5,609